SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2025 CNY (¥) Integer	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 01, 2019
Product Information [Line Items]
Foreign currency exchange buying rate		6.9931
Impairments of long-lived assets		¥ 0	¥ 0
Estimated useful lives	50 years	50 years
Number of installment payments from customer | Integer	2	2
Percentage of second installment payment arrangement to total revenue	10.20%	10.20%	10.50%	3.40%
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%	5.00%
Expected sales return		¥ 114,000	¥ 198,000	¥ 24,000
Expected return asset		63,000	88,000
Refund liability		129,000	224,000
Value added tax rate					13.00%
Accounts and notes receivable from key customers		371,458,000	626,290,000
Accounts receivable from customers		2,927,000	1,306,000
Contract assets		0	0
Deferred revenue		416,000	1,864,000
Advertising and market promotion expenses		95,462,000	53,234,000	62,107,000
Shipping expenses		43,670,000	50,416,000	66,870,000
Subsidy income		28,272,000	36,213,000	8,641,000
Allowance for doubtful accounts	$ (184)	(1,288,000)	(4,359,000)	1,242,000
Expected credit loss provision for accounts and notes receivable and other receivables		6,750,000	10,965,000	16,631,000
Uncertain tax positions, interest and penalties recognized		0	0
Statutory reserve funds		26,493,000
Accumulated statutory reserve funds recognized in additional paid-in capital		¥ 39,010,000	12,517,000
Number of operating segment | Integer	1	1
Number of reportable segments | Integer	1	1
General and Administrative Expenses [Member]
Product Information [Line Items]
Allowance for doubtful accounts		¥ 1,288,000	4,360,000	2,563,000
PRC Contribution Plan [Member]
Product Information [Line Items]
Employee benefit expenses		25,565,000	14,188,000	¥ 18,857,000
Installation Services [Member]
Product Information [Line Items]
Revenue recognized amount		1,864,000	¥ 1,763,000
Membership Service [Member]
Product Information [Line Items]
Expect to recognize unearned amount for remaining performance obligation in 2026		¥ 416,000